Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 31, 2023
Entity Registrant Name	MFS SERIES TRUST X
Entity Central Index Key	0000783740
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 21, 2023
Document Effective Date	Dec. 21, 2023
Prospectus Date	Sep. 28, 2023
MFS Managed Wealth Fund | A
Prospectus:
Trading Symbol	MNWAX
MFS Managed Wealth Fund | B
Prospectus:
Trading Symbol	MNWBX
MFS Managed Wealth Fund | C
Prospectus:
Trading Symbol	MNWCX
MFS Managed Wealth Fund | I
Prospectus:
Trading Symbol	MNWIX
MFS Managed Wealth Fund | R1
Prospectus:
Trading Symbol	MNWRX
MFS Managed Wealth Fund | R2
Prospectus:
Trading Symbol	MNWSX
MFS Managed Wealth Fund | R3
Prospectus:
Trading Symbol	MNWTX
MFS Managed Wealth Fund | R4
Prospectus:
Trading Symbol	MNWUX
MFS Managed Wealth Fund | R6
Prospectus:
Trading Symbol	MNWZX